BUSINESS ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Summary of Assets Acquired and Liabilities Assumed Related to Acquisition Recorded at Fair Value

The following table presents a summary of the assets acquired and liabilities assumed in the Great Florida Bank acquisition recorded at fair value.

(Dollars in thousands)
Consideration paid:
Cash	$42,485
Fair value of assets acquired:
Cash and cash equivalents	28,412
Investment securities	277,639
Loans	548,129
Other real estate owned	55,085
Core deposit intangible	3,601
Fixed assets	2,576
Deferred tax asset	35,736
Other assets	6,146

Total identifiable assets acquired	957,324
Fair value of liabilities assumed:
Deposits	863,976
FHLB advances and other borrowings	92,669
Other liabilities	5,549

Total liabilities assumed	962,194

Fair value of net assets acquired	(4,870)

Goodwill resulting from acquisition	$47,355

Summary of Acquired Loans in Connection with Acquisition

The following is a summary of the acquired loans accounted for under ASC 310-30 as well as those excluded from ASC 310-30, or Non-ASC 310-30 acquired loans, in connection with the acquisition of Great Florida Bank:

(Dollars in thousands)
Acquired loans accounted for under ASC 310-30:
Contractual cash flows	$426,116
Contractual cash flows not expected to be collected (non-accretable difference)	102,581

Expected cash flows	323,535
Excess of the expected undiscounted cash flows over the carrying value (accretable discount)	40,444

Fair value at acquisition	$283,091
Acquired loans not accounted for under ASC 310-30 (Non-ASC 310-30 loans):
Unpaid principal balance	$275,772
Fair value discount	(10,734)

Fair value at acquisition	265,038

Total fair value at acquisition	$548,129